ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Schedule of Subsidiaries
	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Technology Limited (“Paker”)*	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Xinjiang Jinko Solar Co., Ltd.	May 30,2016	PRC	100%

Yuhuan Jinko Solar Co., Ltd.	July 29,2016	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Pty Ltd. (“JinkoSolar South Africa”)	April 13, 2012	South Africa	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)	November 12,2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd. (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Power International (Hongkong) Limited	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited**	August 28, 2015	Hong Kong	100%

Jinkosolar Household PV System Ltd.***	January 12,2015	BVI	100%

Canton Best Limited(“Canton Best BVI”)	September 16,2013	BVI	100%

Wide Wealth Group Holding Limited(“Wide Wealth Hong Kong”) ****	June 11,2012	Hong Kong	100%

*In the fourth quarter of 2016, Paker disposed Zhejiang Jinko Financial Leasing Co., Ltd with the consideration of RMB183 million (USD26.4 million). Loss on disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Considerations associated with the transaction have not been collected as of December 31, 2016.

In the fourth quarter of 2016, Paker closed JinkoSolar International Limited. Accumulated translation differences associated with the entity amounted to RMB 4.7 million (USD 0.7 million) recognized as a gain in net income upon the liquidation of the entity.

**In the fourth quarter of 2016, JinkoSolar International Development Limited disposed Jinko Solar (Thailand) Co. Ltd with the consideration of RMB2.4 million (USD0.4 million). Loss of disposal amounted to RMB0.1 million (USD0.02 million) was recognized. Considerations associated with the transaction have not been collected as of December 31, 2016.

***In the fourth quarter of 2016, Jinkosolar Household PV System Ltd. disposed its household solar project business with the consideration of RMB 27 million (USD 3.9 million) . Gain on disposal amounted to RMB15.4 million (USD2.2 million) was recognized. Considerations associated with the transaction have been collected as of December 31, 2016.

****In the fourth quarter of 2016, Wide Wealth Hong Kong disposed all of the 55% equity interest indirectly held by the Company in Jiangxi JinkoSolar Engineering Co., Ltd. (“Jiangxi Jinko Engineering”) to Shangrao Kangsheng Technology Co., Ltd., a company incorporated with limited liability under the laws of the People’s Republic of China, formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company for a total consideration of US$250 million.